       As filed with Securities and Exchange Commission on April 16, 2007.

                                                  File Nos. 333-29511, 811-08261

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [__]
                         Pre-Effective Amendment No. [__]
                        Post-Effective Amendment No. [21]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [__]
                              Amendment No. 23 [X]

                                   ----------

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                                  Steve Suleski
                     Vice President, Deputy General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on February 28 2007 pursuant to paragraph (b)

[X]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on February 28, 2007 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             MEMBERS(R) MUTUAL FUNDS
    SUPPLEMENT DATED JUNE 15, 2007 TO THE PROSPECTUS DATED FEBRUARY 28, 2007

EFFECTIVE JUNE 15, 2007 THIS SUPPLEMENT AMENDS THE PROSPECTUS OF THE MEMBERS MUTUAL FUNDS DATED FEBRUARY 28, 2007.

1. THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT ADVISER" ON PAGE 46:

     Except for the Allocation Funds, each fund's management fee will be reduced by five basis points (0.05%) on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

2. INVESTMENT ADVISER PAST PERFORMANCE FOR THE MEMBERS SMALL CAP VALUE FUND AND MEMBERS SMALL CAP GROWTH FUND IS ADDED AS APPENDIX A AFTER PAGE 55 OF THE FINANCIAL HIGHLIGHTS AS FOLLOWS:

                APPENDIX A - INVESTMENT ADVISER PAST PERFORMANCE

              WELLINGTON MANAGEMENT COMPANY, LLP, SUBADVISER TO THE
                          MEMBERS SMALL CAP VALUE FUND

            PARADIGM ASSET MANAGEMENT COMPANY, LLC, SUBADVISER TO THE
                         MEMBERS SMALL CAP GROWTH FUND

The following charts set forth the composite performance data relating to the historical performance of institutional private accounts, managed by each of the subadvisers identified above, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Small Cap Value Fund or Small Cap Growth Fund, as applicable. The data is provided to illustrate the past performance of each subadviser as measured against a specified market index and does not represent the performance of either the Small Cap Value Fund or the Small Cap Growth Fund. Investors should not consider this performance data as an indication of future performance of either the Small Cap Value Fund, the Small Cap Growth Fund, or of either subadviser.

Each subadviser's composite performance data shown below was calculated in accordance with Global Investment Performance Standards (GIPS(R))(1), which may differ from the performance calculation required by Securities and Exchange Commission (SEC) rules. The performance data has been adjusted to reflect the anticipated fees and expenses of the Small Cap Value Fund and the Small Cap Growth Fund, including the 1.50% annualized expense limit that MCA has agreed to through February 28, 2008. If the expense limitation is terminated, the expenses of the Small Cap Value Fund and the Small Cap Growth Fund may be higher than the 1.50% expense limitation. If higher expenses were used, the composite performance shown would have been lower.

In adjusting the composite performance for the anticipated fees and expenses of the Small Cap Value and Small Cap Growth Funds, the anticipated fees and expenses were deducted on a quarterly basis. If the fees and expenses had been deducted on a daily basis, as they are for the Small Cap Value Fund and Small Cap Growth Fund, performance would have been lower. In addition, the performance data does not reflect the deduction of any sales loads, which would have the effect of further reducing the performance.

The private accounts included in the composite performance shown below are not registered investment companies and, thus, are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on registered investment companies, such as the MEMBERS Mutual Funds, by the Investment Company Act of 1940 and by Subchapter M of the Internal Revenue Code. If these requirements, restrictions, and limitations applied to the private accounts, the composite performance shown below may have been adversely affected.

              WELLINGTON MANAGEMENT COMPANY, LLP (SUBADVISER TO THE
                         MEMBERS SMALL CAP VALUE FUND)

          COMPOSITE PERFORMANCE FOR SMALL CAP VALUE INVESTMENT STRATEGY

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006):

                                1 YEAR    3 YEARS    5 YEARS    SINCE INCEPTION 12/31/99
                                ------    -------    -------    ------------------------
Wellington Composite            19.19%    16.26%     16.95%            19.75%
Russell 2000(R) Value Index     23.48%    16.48%     15.37%            16.21%

                              DATE      COMPOSITE      RUSSELL 2000(R) VALUE
                             -----      ---------      ---------------------
Best Calendar Quarter:       2Q 03       20.99%               22.72%
Worst Calendar Quarter       3Q 02      -16.17%              -21.29%

TOTAL RETURNS (FOR PERIODS ENDED 12/31):

YEAR      COMPOSITE     RUSSELL 2000(R) VALUE
-----     ---------     ---------------------
2006         19.19%            23.48%
2005          9.76%             4.71%
2004         20.12%            22.25%
2003         42.56%            46.03%
2002         -2.34%           -11.43%
2001         34.79%            14.03%
2000         19.75%            22.82%

        PARADIGM ASSET MANAGEMENT COMPANY, LLC (SUBADVISER TO THE MEMBERS
                             SMALL CAP GROWTH FUND)

         COMPOSITE PERFORMANCE FOR SMALL CAP GROWTH INVESTMENT STRATEGY

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006):

                               1 YEAR    3 YEARS    5 YEARS       10 YEARS
                               ------    -------    -------       --------
Paradigm Composite             11.54%    10.95%      7.32%         6.52%
Russell 2000(R) Growth Index   13.34%    10.50%      6.92%         4.87%

                               DATE     COMPOSITE        RUSSELL 2000(R) GROWTH
                               ----     ---------        ----------------------
Best Calendar Quarter:        4Q 99      37.06%                  33.39%
Worst Calendar Quarter        3Q 01     -23.47%                 -28.08%

TOTAL RETURNS (FOR PERIODS ENDED 12/31):

YEAR      COMPOSITE       RUSSELL 2000(R) GROWTH
----      ---------       ----------------------
2006         11.54%            13.34%
2005          7.71%             4.15%
2004         13.54%            14.30%
2003         38.51%            48.54%
2002        -24.66%           -30.26%
2001        -11.25%            -9.22%
2000         -9.60%           -22.43%
1999         43.35%            43.09%
1998          1.35%             1.23%
1997         13.37%            12.95%


(1) The GIPS(R) standards are performance presentation standards established by the CFA Institute, a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers. These performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                                                             4460-P1124-SUP-0607

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Declaration of Trust incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on June 19, 1997 as exhibit 1.

(a)(2) Resolution amending Declaration of Trust dated February 17, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(a)(3) Amendment to Declaration of Trust dated August 31, 2005 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(a)(4) Amendment to Declaration of Trust dated November 30, 2006 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(b)       N/A

(c)       N/A

(d)(1) Investment Management Agreement with CIMCO Inc. incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 5(a).

(d)(2) Amendment No. 1 to Management Agreement with CIMCO Inc. effective February 1, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(d)(3) Amendment No. 2 to Management Agreement with CIMCO Inc. (n/k/a MEMBERS Capital Advisors, Inc.) effective February 15, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(d)(3) Amendment No. 5 to Management Agreement with MEMBERS Capital Advisors, Inc. effective November 30, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(d)(4) Investment Sub-Advisory Agreement with Massachusetts Financial Services Company incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 5(b).

          (i) Termination Letter effective February 28, 2005 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 25, 2005.

(d)(5) Investment Sub-Advisory Agreement with Massachusetts Financial Services Company for the Emerging Growth Fund effective February 1, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

          (i) Termination Letter effective December 9, 2002 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 24, 2003.

(d)(6) Investment Sub-Advisory Agreement with IAI International Limited incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 5(c).

(d)(7) Letter agreement between MEMBERS Capital Advisors, Inc. and IAI International Limited dated October 30, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

(d)(8) Investment Sub-Advisory Agreement with Lazard Asset Management incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 5(d).

(d)(9) Investment Sub-Advisory Agreement with Lazard Asset Management effective October 31, 2000, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(d)(10) Investment Sub-Advisory Agreement between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP effective May 1, 2002, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 24, 2003.

(d)(11) Letter dated January 26, 2001 amending Investment Sub-Advisory Agreement between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

(d)(12) Letter Agreement between MEMBERS Mutual Funds and MEMBERS Capital Advisors, Inc. effective March 14, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 28, 2002.

(d)(13) Letter Agreement between MEMBERS Mutual Funds and MEMBERS Capital Advisors, Inc. effective January 29, 2002, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 28, 2002.

(d)(14) Investment Sub-Advisory Agreement with Shenkman Capital Management effective February 28, 2005, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 25, 2005.

(d)(15) Letter Agreement with Wellington Management Company, LLP effective February 28, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(d)(16) Investment Sub-Advisory Agreement with Wellington Management Company, LLP incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(d)(17) Investment Sub-Advisory Agreement with Paradigm Asset Management Co, LLC incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(d)(18) Letter Agreement between MEMBERS Mutual Funds and MEMBERS Capital Advisors, Inc. effective June 28, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(e) Distribution Agreement with CUNA Brokerage Services, Inc. incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 6.

(e)(1) Distribution Agreement Amend. #3 with CUNA Brokerage Services, Inc. incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(f)       N/A

(g)(1) Custody Agreement with State Street Bank and Trust Company incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on November 12, 1997 as exhibit 8.

(g)(2) Agreement with State Street Bank and Trust Company to add the Emerging Growth Fund incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(g)(3) Amendment No. 2 to Custodian Agreement with State Street Bank and Trust Company effective February 15, 2001 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

(g)(4) Amendment to Custody Agreement with State Street Bank and Trust Company effective March 14, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 28, 2002.

(h)(1) Administration Agreement with First Data Investors Services Group, Inc. incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on November 12, 1997 as exhibit 9(a).

(h)(2) Transfer Agency and Services Agreement with First Data Investors Services Group, Inc. incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on November 12, 1997 as exhibit 9(b).

(h)(3) Administration Agreement between MEMBERS Mutual Funds and State Street Bank and Trust Company effective October 30, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

          (i) Amendment to Transfer Agency and Services Agreement effective January 1, 2003, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 24, 2003.

          (ii) Amendment to Transfer Agency and Services Agreement effective October 1, 2003.

(h)(4) Transfer Agency and Service Agreement between MEMBERS Mutual Funds and State Street Bank and Trust Company effective November 20, 2000, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 28, 2002.

(h)(5) Investment Accounting Agreement with State Street Bank and Trust Company effective October 28, 2000, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

          (i) Amendment to Investment Accounting Agreement with State Street Bank and Trust Company effective November 5, 2004.

(i)(1) (i)(2) Opinion and Consent of Sutherland, Asbill & Brennan LLP, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(i)(2) Opinion and Consent of Sutherland, Asbill & Brennan LLP, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

(j)       Consent of Deloitte and Touche - filed herewith

(k)       N/A

(l)(1) Subscription Agreement with CUNA Mutual Insurance Society incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on November 12, 1997 as exhibit 13(a).

(l)(2) Subscription Agreement with CUNA Mutual Life Insurance Company incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on November 12, 1997 as exhibit 13(b).

(l)(3) Subscription Agreement with CUMIS incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 10, 1999.

(l)(4) Subscription Agreement with CUMIS Insurance Society, Inc. dated February 17, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(l)(5) Subscription Agreement with CUNA Mutual Life Insurance Company dated February 19, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2001.

(l)(6) Subscription Agreement with CUNA Mutual Life Insurance Company dated June 16, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(l)(7) Subscription Agreement with CUNA Mutual Life Insurance Company dated November 30, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(m)(1) Service Plan for Class A Shares incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 15(a).

(m)(2) Supplement No. 1 to Service Plan for Class A Shares dated February 1, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(m)(3) Supplement No. 2 to Service Plan for Class A Shares dated February 15, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(m)(4) Distribution Plan for Class B Shares incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on September 17, 1997 as exhibit 15(b).

(m)(5) Supplement No. 1 to Distribution Plan for Class B Shares dated February 1, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(m)(6) Supplement No. 2 to Distribution Plan for Class B Shares dated February 15, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(m)(7) Service Plan for Class D Shares incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 11, 1998.

(m)(8) Supplement No. 1 to Service Plan for Class D Shares dated February 1, 2000 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(m)(9) Supplement No. 2 to Service Plan for Class D Shares dated February 15, 2001, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(m)(10) Supplement No. 3 to Service Plan for Class A Shares dated November 30, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(m)(11) Supplement No. 3 to Distribution Plan for Class B Shares dated November 30, 2006, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(n)(1) Plan of Multiple Classes of Shares incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 11, 1998.

(n)(2) Amended Plan of Multiple Classes of Shares incorporated by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(n)(3) Amended Plan of Multiple Classes of Shares incorporated by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(1)a Amended and Restated MEMBERS Mutual Funds Code of Ethics dated June 1, 2000, 1997, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(p)(1)b Amended and Restated MEMBERS Mutual Funds Code of Ethics dated January, 2005 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 25, 2005.

(p)(1)c Amended and Restated MEMBERS Mutual Funds Code of Ethics dated August 31, 2005 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(p)(1)d Amended and Restated MEMBERS Mutual Funds Code of Ethics dated August 31, 2005 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(p)(1)e Amended and Restated MEMBERS Mutual Funds Code of Ethics dated August 30, 2006 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(3) Massachusetts Financial Services Company Code of Ethics dated September 1, 2000, incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 15, 2000.

(p)(4)a Lazard Asset Management Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(p)(4)b Amended and Restated Lazard Asset Management Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 23, 2005.

(p)(4)c Amended and Restated Lazard Asset Management Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(5) CUNA Brokerage Services, Inc. Code of Ethics dated September 1, 1997 incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on February 23, 2000.

(p)(6)a Wellington Management Company, LLP Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(p)(6)b Wellington Management Company, LLP Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(7)a Shenkman Capital Management, Inc. Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 21, 2005.

(p)(7)b Shenkman Capital Management, Inc. Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(8)1 Paradigm Asset Management Co, LLC, Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

(p)(9)a Oppenheimer Funds Code of Ethics incorporated herein by reference to Registration Statement on Form N-1A (333-29511) filed on December 8, 2006.

Other Exhibits

Powers of Attorney

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the caption in Part A entitled "Portfolio Management" and Part B "Management of the Trust" for a description of related parties.

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                                   APPENDIX D

         Persons Controlling, Controlled by or Under Common Control with
   The Investment Adviser, Principal Underwriter, Sponsoring Insurance Company

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 21, 2006

            Note: Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     Business: Holding Company
     October 15, 1972
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               Business: Corporate Property/Casualty Insurance
               May 23, 1960
               State of domicile: Wisconsin

                    (1)  CUMIS Specialty Insurance Company, Inc.
                         Business: Specialty insurance and reinsurance September 1, 2006
                         State of domicile: Iowa

          b.   CUNA Brokerage Services, Inc.
               Business: Brokerage
               July 19, 1985
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               Business: Managing General Agent
               August 14, 1991
               State of domicile: Texas

                    (1)  MEMBERS Financial Services, Inc.
                         Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.

                         Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               Business: Credit Disability/Life/Health
               February 27, 1976
               State of domicile: Wisconsin
               Formerly CUMIS Life & CUDIS

          e.   International Commons, Inc.
               Business: Special Events
               January 13, 1981
               State of domicile: Wisconsin

          f.   CUNA Mutual Mortgage Corporation
               Business: Mortgage Servicing
               November 20, 1978 Incorporated
               December 1, 1995 Wholly Owned
               State of domicile: Wisconsin

          g.   CUNA Mutual Insurance Agency, Inc.
               Business: Leasing/Brokerage
               March 1, 1974
               State of domicile: Wisconsin
               Formerly CMCI Corporation

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiary:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         Business: Property & Casualty Agency
                         June 24, 1993
                         State of domicile: Mississippi

          h.   Stewart Associates Incorporated
               Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
               March 6, 1998
               State of domicile: Wisconsin

          i.   CUNA Mutual Business Services, Inc.
               Business: Financial Services
               Incorporated April 22, 1974
               Wholly owned March 6, 2000
               State of domicile: Wisconsin

          j.   Lending Call Center Services, LLC
               Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
               Incorporated June 24, 2002
               Ownership 92% by CUNA Mutual Investment Corporation Ownership 8% by various state credit union leagues

          k.   Lenders Protection, LLC
               Business: Limited Liability Company
               Owned 50% CUNA Mutual Insurance Society and 50% Open Lending,
               Inc.
               State of domicile: Delaware

          l.   Union Charter Holding, LLC
               Business: Holds 100% of Union Financial Services, LLC
               Acquired January 7, 2005   Formed November 9, 2004
               Domiciled in Delaware

                    (1)  Union Financial Services, LLC
                         Industrial Loan Company
                         Domiciled in Utah

2.   C.U.I.B.S. Pty. Ltd.
     Business: Brokerage
     February 18, 1981
     Country of domicile: Australia

3.   CUNA Caribbean Insurance Society Limited
     Business: Life and Health
     July 4, 1985
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Business: Consultants, Advisors and Managers for Insurance & Pension Plans
               Incorporated November 26, 1991
               Country of domicile: Trinidad and Tobago

4.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Business: Holding Company
     September 17, 1999
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Business: Life Insurance
               October 15, 1999
               Country of domicile: Australia

5.   CUNA Mutual Group, Limited
     Business: Brokerage
     May 27, 1998
     Country of domicile: U.K.

6.   CUNA Mutual Group Services (Ireland) Limited
     Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
     June 6, 2003
     Country of domicile: Ireland

7.   CUNA Mutual Life Assurance (Europe), Limited
     Business: All kinds of life assurance business
     Incorporated July 23, 2004   Authorized August 1, 2005
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     50% ownership by Oregon Credit Union League
     December 27, 1989

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     December 31, 1991

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Business: Creditor Group, Individual Life and Disability
               Insurance
               January 1, 1977
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Business: Property & Casualty Insurance
               July 1, 1980
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program
               August 1, 1993
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
               January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Business: Property & Casualty Insurance

               February 1, 1985
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited
               Business: Acquisitions and Insurance Agency Management Services June 1, 2000
               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited
               Business: Insurance Agency Management
               June 21, 2000
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   CREDENTIAL FINANCIAL, INC.
               Business: Holding Company with ownership in a number of insurance and securities distribution companies
               Acquired January 2004
               Country of domicile: Canada

3.   MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     January 1, 1992

4.   MEMBERS Trust Company (MTC)
     Business: MTC will offer an array of estate financial planning services to members through their credit unions.
     Incorporated 2003
     MTC will operate independently from Suncoast Federal Credit Union and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.

5.   CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
     Company)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     April 14, 1994

6.   CMG Mortgage Assurance Company
     Business: Private Mortgage Insurance
     Formerly Investors Equity Insurance Company, Inc.
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     Incorporated in California on March 3, 1969
     Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

7.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Insurance Company
     July 26, 1999

8.   Credit Union Service Corporation
     Atlanta, Georgia
     Owned by Credit Union National Association, Inc. and 18 state league organizations March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

9. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Business: Brokerage
               Incorporated as NCUIS Brokers February 6, 1986
               Renamed on September 3, 2002
               Country of Domicile: Australia

          b.   CUNA Mutual Technology Services Australia Pty Limited
               Business: Technology Services
               Incorporated as Direct Insurance Network International on August 31, 2000
               Renamed on September 3, 2002
               Country of Domicile: Australia

The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1)  CUNA Mutual Insurance Brokers Pty Limited
                         Business: Brokerage
                         Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                         Country of Domicile: Australia

10.  CUNA Strategic Services, Inc.
     CUNA Mutual Insurance Society owns 200.71 shares
     December 31, 1999

11.  China Credit Co-operative Services, Limited
     Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003

     Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC
     Country of domicile: China

     The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

          a.   CCC Services, Limited
               Incorporated December 3, 2003
               Country of domicile: China

          b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.)
               Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
               Incorporated July 1, 2004
               Country of domicile: China

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     Credit Unions in Washington - Limited Partners
     June 14, 1993

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Credit Unions & CUSOs
     September 24, 1999

     a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     33.3% ownership by American Association of Credit Union Leagues January 5, 2000

4.   HRValue Group LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Leagues & League Service Organizations
     December 1, 2000

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     July 5, 1967

2.   CUNA Mutual Life Insurance Company
     July 1, 1990

3.   CUNA Mutual Insurance Society Political Action Committee
     Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
     Created: June 24, 2004

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 21, 2006

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS Capital Advisors, Inc.
     An Iowa Business Act Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     July 16, 1982

     MEMBERS Capital Advisors, Inc. is the investment adviser of:
     Ultra Series Fund
     MEMBERS Mutual Funds
     CU System Funds

2.   CMIA Wisconsin, Inc.
     A Wisconsin Business Act Corporation
     100% ownership by CUNA Mutual Life Insurance Company
     May 29, 1998

3.   League Insurance Agency, Inc.
     (Wholly owned by CMIA Wisconsin, Inc.)
     Business: Insurance Agency
     Incorporated on August 16, 1973
     Acquired on August 31, 2000
     State of domicile: Connecticut
     League Insurance Agency is the 100% owner of the following subsidiary:

          a.   Member Protection Insurance Plans
               Business: Insurance Agency
               Incorporated on August 21, 1991
               Acquired on August 31, 2000
               State of domicile: Connecticut

Item 25. Indemnification

     Currently under Delaware law, business trusts organized in Delaware are now reformed to as "statutory trusts". As a Delaware statutory trust, Registrant's operations are governed by its Declaration of Trust dated May 16, 1997 (the "Declaration of Trust"). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the "DSTA") provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DSTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The Investment Adviser for the MEMBERS Mutual Fund is MEMBERS Capital Advisors, Inc. See the caption in Part A entitled "Portfolio Management" for a more complete description.

     The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS             POSITION HELD
------------             -------------
David P. Marks           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   President; 2005 - Present
Madison, WI 53705
                         Director; 2005 - Present

                         CUNA Mutual Insurance Society
                         Chief Investment Officer; 2005 - Present

                         CUNA Mutual Life Insurance Company
                         Chief Investment Officer; 2005 - Present

John W. Petchler         MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   Vice President
Madison, WI  53705       2005 - Present

James H. Metz            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   Vice President
Madison, WI  53705       2007 - Present

Mary E. Hoffmann         MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   Secretary and Treasurer; 2000 - Present
Madison, WI 53705
                         Vice President - Finance & Operations
                         2006 - Present

                         Assistant Vice President - Finance & Operations
                         2001 - 2006

Molly Nelson             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   Vice President - Chief Compliance Officer
Madiosn, WI 53705        2005 - Present

Tracy K. Lien            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.   Assistant Secretary; 1999 - Present
Madison, WI 53705

ITEM 27. PRINCIPAL UNDERWRITER

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the MEMBERS Mutual Funds. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, the Ultra Series Fund, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.   The officers and directors of CUNA Brokerage Services, Inc. are as follows:

     (b)  Officers and Directors of CUNA Brokerage.

Name and Principal       Positions and Offices      Positions and Offices
Business Address         With the Underwriter       With Registrant
------------------       ---------------------      ---------------------
Mark E. Backes**         President/CEO, Director,   Vice President
                         Vice Chairman

John A. Chosy*           Assistant Secretary        Director - Associate General Counsel

Steve H. Dowden*         Director                   Vice President

Mark Everson             Director                   None

Dennis J. Godfrey        Director & Chairman        None

Katherine I. Grete**     Assistant Treasurer        Business Finance Team
                                                    Financial Analysis Manager

Timothy S. Halevan**     Chief Compliance Officer   Chief Compliance Officer

David J. Hughes*         Secretary & Treasurer      Product Financial Reporting Leader

Kevin T. Lenz*           Director                   Senior Vice President

Sheila M. Kittleson**    Assistant Treasurer        Business Finance Team Cost Analyst Manager

Tracy K. Lien*           Assistant Secretary        Senior Law Specialist

Steve R. Suleski*        Vice President             Vice President, Deputy General Counsel

Mark T. Warshauer*       Director                   Vice President

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

     a.   MEMBERS Capital Advisors, Inc.
          5910 Mineral Point Road
          Madison, Wisconsin 53705

     b.   CUNA Mutual Insurance Society
          5910 Mineral Point Road
          Madison, Wisconsin 53705

     c.   Boston Financial Data Services
          66 Brooks Drive
          Braintree, MA 02184

     d.   State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, MO 64105

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on the 10th day of April, 2007.

                                        MEMBERS Mutual Funds


                                        By: /s/ David P. Marks
                                            ------------------------------------
                                            David P. Marks
                                            Trustee, President and Principal
                                            Executive Officer

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on the dates indicated.

SIGNATURES AND TITLE                       DATE
--------------------                       ----


/s/ Holly S. Baggot                      04/10/07
--------------------------------------
Holly S. Baggot, Secretary & Assistant
Treasurer


/s/ Rolf F. Bjelland*                    11/30/06
--------------------------------------
Rolf F. Bjelland, Trustee and Chairman


/s/ Linda S. Foltz*                      11/30/06
--------------------------------------
Linda S. Foltz, Trustee


/s/ Lawrence R. Halverson*               11/30/06
--------------------------------------
Lawrence R. Halverson, Trustee


/s/ Mary E. Hoffmann                     04/10/07
--------------------------------------
Mary E. Hoffmann, Treasurer


/s/ David P. Marks*                      11/30/06
--------------------------------------
David P. Marks, Trustee, President and
Principal Executive Officer


/s/ Dan P. Owens                         04/10/07
--------------------------------------
Dan P. Owens, Assistant Treasurer


/s/ Steven P. Riege*                     11/30/06
--------------------------------------
Steven P. Riege, Trustee


/s/ Steve Suleski                        04/10/07
--------------------------------------
Steve Suleski, Attorney-in-Fact


/s/ Richard E. Struthers*                11/30/06
--------------------------------------
Richard E. Struthers, Trustee

*    Pursuant to Powers of Attorney

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in this Post-Effective Amendment No. 20 to Registration Statement No. 333-29511 on Form N-1A of our report dated December 18, 2006, relating to the financial statements and financial highlights of MEMBERS Mutual Funds, including the Cash Reserves Fund, Bond Fund, Diversified Income Fund (formerly Balanced Fund), High Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth, International Stock Fund, Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Funds") appearing in the Annual Report on Form N-CSR of MEMBERS Mutual Funds for the year ended October 31, 2006, and to the references to us under the headings "Financial Highlights" in the Prospectus and "Independent Registered Public Accounting Firm" in the Statement of Additional Information, which is part of such Registration Statement.

Chicago, Illinois
February 22, 2007